Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net Income	$ 1,467,000	$ 1,498,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	284,000	292,000
Depreciation expense	192,000	184,000
Amortization of other intangible	49,000	20,000
Net amortization of securities premiums	19,000	19,000
Accretion of deferred loan fees and costs, net	(333,000)	(324,000)
Deferred income taxes	232,000	(185,000)
Stock-based compensation expense	314,000	300,000
Net gain on the sale of residential mortgage loans	(2,094,000)	(1,636,000)
Gain on the sale of SBA loans	(48,000)	(108,000)
Net loss on sale and write-downs of other real estate owned	68,000	193,000
Increase in the cash surrender value of bank-owned life insurance	(86,000)	(90,000)
Changes in assets and liabilities which provided (used) cash:
Loans held for sale-originations	(87,963,000)	(64,262,000)
Loans held for sale-proceeds	87,763,000	66,250,000
Accrued interest receivable	(159,000)	121,000
Prepaid expenses and other assets	(236,000)	(76,000)
Accrued interest payable	25,000	19,000
Accrued expenses and other liabilities	86,000	93,000
Net Cash Provided by (Used in) Operating Activities	(420,000)	2,308,000
Cash Flows from Investing Activities
Net decrease in investment in interest-earning time deposits	1,219,000	38,000
Purchase of investment securities available for sale		(7,833,000)
Principal repayments on investment securities available for sale	1,662,000	1,225,000
Net increase in loans receivable	(24,763,000)	(33,362,000)
Net increase in investment in Federal Home Loan Bank stock	(521,000)	(95,000)
Proceeds from the sale of other real estate owned	389,000	1,076,000
Capitalized expenditures on other real estate owned	(22,000)	(294,000)
Purchase of premises and equipment	(450,000)	(80,000)
Purchase of insurance agency		(1,000,000)
Net Cash Used in Investing Activities	(22,486,000)	(40,325,000)
Cash Flows from Financing Activities
Net increase in demand deposits and savings accounts	1,244,000	6,501,000
Net increase in certificate accounts	7,970,000	21,277,000
Proceeds from Federal Home Loan Bank short-term borrowings	7,000,000	2,000,000
Repayment of Federal Home Loan Bank short-term borrowings	(4,000,000)	(1,000,000)
Proceeds from Federal Home Loan Bank long-term borrowings	12,000,000	2,000,000
Repayment of Federal Home Loan Bank long-term borrowings	(2,500,000)	(1,000,000)
Dividends paid	(364,000)	(283,000)
Purchase of treasury stock	(347,000)	(17,000)
Proceeds from the reissuance of treasury stock	94,000	92,000
Proceeds from the exercise of stock options	206,000	190,000
Increase in advances from borrowers for taxes and insurance	213,000	351,000
Net Cash Provided by Financing Activities	21,516,000	30,111,000
Net Decrease in Cash and Cash Equivalents	(1,390,000)	(7,906,000)
Cash and Cash Equivalents-Beginning of Year	9,300,000	17,206,000
Cash and Cash Equivalents-End of Year	7,910,000	9,300,000
Supplementary Disclosure of Cash Flow and Non-Cash Information:
Cash payments for interest	2,977,000	2,546,000
Cash payments for income taxes	$ 1,139,000	$ 794,000